Disclosure of detailed information about deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Current	$ 86,256	$ 107,194	$ 87,411
Non-current	479,822	494,736	528,835
Deferred revenue	$ 566,078	$ 601,930	$ 616,246